Accounts Payable	12 Months Ended
Dec. 31, 2018
Accounts Payable
Accounts Payable

11. Accounts Payable

	December 31,
	2018	2017
	(in US$’000)
Accounts payable—third parties	14,158	17,095
Accounts payable—non-controlling shareholders of subsidiaries	4,960	7,250
Accounts payable—related party (Note 20(ii))	6,507	20
	25,625	24,365

Substantially all accounts payable are denominated in RMB and US$ and due within one year from the end of the reporting period. The carrying values of accounts payable approximate their fair values due to their short‑term maturities.